Combined Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Jun. 30, 2022	56,000,000
Balance at Jun. 30, 2022	$ 6	$ 32,401	$ (26,488)	$ 5,919
Net income for the year	0	0	(3,469)	(3,469)
Share-based compensation recognized in equity	$ 0	753	0	753
Balance (in shares) at Jun. 30, 2023	56,000,000
Balance at Jun. 30, 2023	$ 6	33,154	(29,957)	3,203
Net income for the year	0	0	(743)	(743)
Share-based compensation recognized in equity	$ 0	102	0	102
Balance (in shares) at Jun. 30, 2024	56,000,000
Balance at Jun. 30, 2024	$ 6	33,256	(30,700)	2,562
Net income for the year	0	0	(5,369)	(5,369)
Share-based compensation recognized in equity	$ 0	236	0	236
New shares issued (in shares)	112,000,000
New shares issued	$ 11	997	0	1,008
Waiver of loan for capital contribution		11,294		11,294
Balance (in shares) at Jun. 30, 2025	168,000,000
Balance at Jun. 30, 2025	$ 17	$ 45,783	$ (36,069)	$ 9,731